ELFUN GOVERNMENT MONEY MARKET FUND

ELFUN TAX-EXEMPT INCOME FUND

ELFUN INCOME FUND

(each a “Fund” and collectively the “Funds”)

Supplement dated October 1, 2014

To the Statement of Additional Information (“SAI”) dated April 30, 2014,

as supplemented on July 3, 2014

At a Special Meeting of Unitholders of the Funds held on September 15, 2014, the unitholders of each Fund approved the implementation of a “manager of managers” structure whereby GE Asset Management Incorporated has increased flexibility to enter into and materially amend sub-advisory agreements with unaffiliated sub-advisers without unitholder approval. This change is effective immediately. Additionally, the unitholders of each Fund approved the amendment, elimination or reclassification of certain fundamental investment policies of the Funds, effective as of September 15, 2014. Therefore, the SAI dated April 30, 2014, as supplemented, is revised as follows:

Manager of Managers Order

On pages 74-75 of the SAI, within the section entitled “Management of the Funds,” the first paragraph under the sub-section entitled “Manager of Managers Structure” is deleted in its entirety and replaced with the following:

GEAM and the Funds have obtained an exemptive order from the SEC that gives the Funds relief to operate under a manager of managers structure (the “Manager of Managers Structure”). Under the Manager of Managers Structure, GEAM, with the approval of the Board, may appoint and replace sub-advisers, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Funds without obtaining the approval of unitholders. GEAM, however, retains ultimate responsibility, subject to oversight of the Board, for overseeing the Funds’ sub-advisers and recommending to the Board their hiring, termination, or replacement. The adoption of the Manager of Managers Structure by a Fund requires prior unitholder approval, which has been obtained for each of the Funds, except for the Elfun Trusts and the International Fund. The Money Market Fund is the only Fund that currently employs a sub-adviser.

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Modernization of Fundamental Investment Policies

On page 6 of the SAI, within the section entitled “Investment Strategies and Risks,” the following line item in the table summarizing investment techniques that may be employed by the Funds under the sub-section entitled “Investment Objectives and Principal Strategies and Risks” is deleted in its entirety and replaced with the following:

	Elfun Trusts	International Fund	Income Fund	Tax-Exempt Fund	Diversified Fund	Money Market Fund
Securities of Other Investment Funds	Yes	Yes	Yes	Yes	Yes	Yes

On page 20 of the SAI, under the section entitled “Investment Strategies and Risks - Investment Objectives and Principal Strategies and Risks,” the sub-section entitled “Securities of Other Investment Companies” is deleted in its entirety and replaced with the following:

Securities of Other Investment Companies. Each Fund may invest in other investment companies that invest principally in securities in which the Fund is authorized to invest, and as permitted by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules thereunder. To the extent a Fund invests in other investment companies, the Fund’s unitholders will incur certain duplicative fees and expenses, including investment advisory fees.

On pages 48-51 of the SAI, under the section entitled “Investment Restrictions,” the sub-section entitled “Fundamental Investment Restrictions for all Funds other than the Diversified Fund” is deleted in its entirety and replaced with the following:

Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

1. Investment in the Securities of any one Issuer. (a) Neither Fund may invest more than 5% of its total assets in the securities (other than Government Securities and, in the case of the International Fund, other than securities issued or guaranteed by a foreign country or its instrumentalities) of a single issuer. (b) The Elfun Trusts may not purchase more than 10%, and the International Fund may not purchase more than 15%, of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction. (c) Neither Fund may purchase more than 10% of the outstanding voting securities of any one issuer. Securities of a foreign government will be treated as a single issuer for purposes of this restriction.

2. Investment in a Particular Industry. Neither Fund may invest more than 25% of the value of its total assets in the securities of issuers in any one industry. For purposes of this restriction, the term industry will be deemed to include the government of any country other than the United States, but not the U.S. Government. Each foreign country’s banks are regarded as a separate industry.

3. Borrowing. The Funds may not borrow money, except that each Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests and cash payments of dividends and distributions that might otherwise require the untimely disposition of securities, in an amount not to exceed, in the case of the International Fund, 20% of the value of the Fund’s total assets. The Funds can borrow money from banks with minimum assets of one billion dollars as long as, immediately after the borrowing, asset coverage of 300% exists. Whenever borrowings (including reverse repurchase agreements) of 5% or more of the International Fund’s total assets are outstanding, the Fund will not make any additional investments.

4. Lending. Neither Fund may lend its assets or money to other persons, except through (a) lending its portfolio securities in an amount not to exceed 30% of each Fund’s net assets taken at market value; (b) in the case of the International Fund, the purchase of obligations of persons not in control of, or under common control with, the Fund (including obligations of restricted securities); and (c) in the case of Elfun Trusts, trading in financial futures contracts, options on financial futures contracts, securities indexes and securities.

5. Purchase Securities on Margin; Short Sales. Neither Fund may purchase securities on margin or make short sales, except that the International Fund may join with other investment companies or client accounts managed by GEAM in the purchase or sale of securities. For purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts, financial futures contracts or related options, and options on securities, options on securities indexes and options on currencies will not be deemed to be a purchase of securities on margin by a Fund.

6. Participation in the Underwriting of Securities. Neither Fund may participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting.

7. Real Estate. Neither Fund may purchase or sell real estate and the Elfun Trusts may not invest in real estate limited partnership interests, except that each Fund may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

8. Commodities. Neither Fund may purchase or sell commodities or commodities contracts, except that each Fund may invest in futures contracts and related options and other similar contracts (including, in the case of the International Fund, foreign currency forward, futures and options contracts) as described in this Statement of Additional Information and in the Prospectus.

9. Restricted Securities and Illiquid Investments. Neither Fund may purchase securities which are illiquid or restricted (as those terms are described below and in the Prospectus), if more than 10% of the net assets of the Fund would be invested in any combination of these securities. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities; restricted securities are securities that are subject to contractual or legal restrictions on transfer, excluding for purposes of this restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund’s Board of Trustees based upon the trading markets for the securities.

10. Other Investment Companies. (a) Neither Fund may invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results, other than the customary broker’s commission. (b) Neither Fund may invest in the securities of closed-end investment companies if the Fund would own more than 3% of the total outstanding voting stock of the company or more than 5% of the value of the Fund’s total assets would be invested in the securities of any one investment company or the aggregate investment by the Fund in all investment companies would have a value in excess of 10% of the Fund’s total assets. The limitations described above do not apply if the investment is part of a plan of merger, consolidation, reorganization or acquisition.

11. Options, Straddles and Spreads. The International Fund may not purchase or sell put options, call options, straddles, spreads or combinations of put options, call options, straddles and spreads, except as described in this Statement of Additional Information and the Prospectus.

12. Affiliate Ownership. The Elfun Trusts may not purchase or retain securities of any company if, to the knowledge of GEAM or the Fund’s Trustees, officers or Trustees of the Fund or officers and directors of GEAM individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

Notes to Fundamental Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction number 2, the Funds may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500 Composite Stock Price Index (the “S&P 500® Index”). In addition, each Fund may select its own industry classifications, provided such classifications are reasonable.

On pages 51-53 of the SAI, under the section entitled “Investment Restrictions,” the sub-section entitled “Non-Fundamental Investment Restrictions for all Funds other than the Diversified Fund” is deleted in its entirety and replaced with the following:

Non-Fundamental Investment Restrictions for the Elfun Trusts and the International Fund

The Elfun Trusts and the International Fund have adopted the following additional investment restrictions applicable (except as noted) to both Funds. These are not fundamental and may be changed by the Board without unitholder approval.

1. Unseasoned Issuers, Restricted Securities and Illiquid Investments. Neither Fund may purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. Neither Fund may invest more than 15% of its total assets, in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid investments, excluding, for purposes of this 15% restriction, restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund’s Board of Trustees based upon the trading markets for the securities (“Rule 144A Securities”). In addition, neither Fund may invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

2. Warrants. Neither Fund may purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets of which not more than 2% of the value of the Fund’s net assets may be invested in warrants not listed on the New York Stock Exchange or the American Stock Exchange.

3. Mineral Exploration. Neither Fund may invest in oil, gas, or other mineral exploration or development programs, or leases, although the Funds may invest in securities of companies involved in these programs or leases.

4. Pledging. Neither Fund may pledge more than 10% of its assets, except as provided in this Statement of Additional Information and in the Prospectus.

5. Hedging. Neither Fund may (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund’s total assets excluding amounts in-the-money.

6. Affiliate Ownership. The International Fund may not purchase or retain securities of any company if, to the knowledge of GEAM or the Fund’s Trustees, officers or trustees of the Fund or officers and directors of GEAM individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

7. Control/Management. Neither Fund may invest in companies for the purpose of exercising control or management.

8. Real Estate. In connection with the fundamental restriction prohibiting the International Fund from investing in real estate, the International Fund may not invest in real estate limited partnerships.

9. Options. The International Fund may not write, sell or purchase additional options if as a result thereof the value of the options will exceed 5% of its net assets or if the value of the stock underlying calls written would exceed 25% of its net assets.

10. Loans. The Trust Agreement of Elfun Trusts does not restrict the power of the Trustees to make loans to individuals. While it is not the policy of the trustees of Elfun Trusts to make loans, the registration statement filed with the SEC under the Securities Act of 1933 and the 1940 Act reserved for Elfun Trusts freedom of action to make interest-bearing loans to unit-holders. The loans are to be secured by Elfun Trusts’ Units of the unit-holder, either with or without other collateral, in principal amounts aggregating not more than 15% of the then total assets of Elfun Trusts. This policy does not restrict the authority of Elfun Trusts with respect to its investment in financial futures contracts and options contracts on financial futures, securities indices and securities.

11. Investment in the Securities of any one Issuer. (a) The International Fund will not invest more than 5% of its total assets in the securities (other than Government Securities) of a single issuer. (b) The International Fund may not purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction.

12. Name Requirement. The International Fund invests at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. The International Fund will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

13. Senior Securities. Neither Fund may issue senior securities, except as otherwise permitted by its fundamental policies or by applicable law. (Each Fund hereby undertakes to seek unitholder approval of this policy as a fundamental policy as part of the next unitholder meeting of the Fund, when and if such unitholder meeting occurs).

Notes to Non-Fundamental Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction.

On page 54 of the SAI, under the section entitled “Investment Restrictions,” the following sub-section is added immediately above the sub-section entitled “Fundamental Investment Restrictions for the Diversified Fund”:

Fundamental Investment Restrictions for the Money Market Fund, the Tax-Exempt Fund and the Income Fund

1. Investment in the Securities of any one Issuer. Each Fund shall invest at least 75% of its total assets in some combination of the following: (a) cash and cash items, (b) Government Securities (as defined in the 1940 Act), (c) securities of other investment companies, and (d) other securities. With regard to (d), other securities (acquired pursuant to this policy) are limited as to any single issuer to an amount not greater than 5% of a Fund’s total assets and not more than 10% of the outstanding voting securities of any such issuer, or as otherwise permitted by applicable law.

2. Investment in a Particular Industry. No Fund will make investments that will result in the concentration (as that term is used in the 1940 Act) of its assets in securities of issuers in any one industry. For purposes of this restriction, supranational organizations are collectively considered to be members of a single “industry.”

For the Money Market Fund only: Securities issued by domestic banks or by structured investment vehicles are not considered to be part of any industry, except to the extent the assets held by the structured investment vehicle (on a look-through basis) constitute the same industry.

3. Borrowing. No Fund may borrow money, except that a Fund may (a) borrow from banks (as defined in the 1940 Act) and through reverse repurchase agreements in amounts up to 33 1/3% of its total assets (including the amount borrowed), (b) borrow amounts equal to an additional 5% of its total assets for temporary purposes, (c) invest in permitted leveraged investments, (d) engage in transactions in mortgage dollar rolls and other similar transactions, and (e) engage in other transactions that may entail borrowing or otherwise borrow money to the extent permitted by applicable law.

4. Lending. No Fund may lend its assets or money to other persons, except (a) by purchasing debt obligations (including privately placed debt obligations), (b) by lending cash or securities as permitted by applicable law, (c) by entering into repurchase agreements, (d) by investing in permitted leveraged investments, or (e) as otherwise permitted by applicable law.

5. Participation in the Underwriting of Securities. No Fund may participate in the underwriting of securities or joint trading accounts, except to the extent that the sale of portfolio securities in accordance with the Fund’s investment objective, policies and limitations may be deemed to be an underwriting, and except that the Income Fund and the Tax-Exempt Fund may acquire securities under circumstances in which, if the securities were sold, the Fund might be deemed to be an underwriter for purposes of the Securities Act of 1933, as amended.

6. Real Estate. Each Fund may purchase or sell real estate, or direct or indirect interests in real estate, subject to other investment policies and applicable law.

7. Commodities. Each Fund may purchase or sell commodities or commodity contracts, subject to other investment policies and applicable law.

8. Senior Securities. No Fund may issue senior securities, except as otherwise permitted by its fundamental policy on borrowing or by applicable law.

Notes to Fundamental Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of fundamental investment restriction number 2, the Funds may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500 Composite Stock Price Index (the “S&P 500® Index”). In addition, each Fund may select its own industry classifications, provided such classifications are reasonable.

Non-Fundamental Investment Restrictions for the Money Market Fund, Tax-Exempt Fund and Income Fund

The Funds have adopted the following additional investment restrictions applicable (except as noted) to all Funds. These are not fundamental and may be changed by the Board without unitholder approval.

1. Unseasoned Issuers, Restricted Securities and Illiquid Investments. No Fund may purchase securities if, as a result of the purchase, the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years. No Fund may purchase illiquid investments if, in the case of the Tax-Exempt Fund or the Income Fund, more than 15% of its net assets, taken at market value, would be invested in such illiquid investments and, in the case of the Money Market Fund, more than 10% of its assets, taken at market value, would be invested in such securities and other investments. For purposes of this restriction, illiquid investments are securities that cannot be disposed of by a Fund within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. No Fund may invest more than 20% of its total assets (15% in the case of the Money Market Fund), in the aggregate, in the securities of unseasoned issuers, restricted securities and illiquid investments, excluding, for purposes of this 20% restriction (15% in the case of the Money Market Fund), restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended, that have been determined to be liquid by the Fund’s Board of Trustees based upon the trading markets for the securities (“Rule 144A Securities”). In addition, no Fund may invest more than 50% of its net assets in the securities of unseasoned issuers and restricted securities, including, for purposes of this 50% restriction, Rule 144A Securities.

2. Warrants. No Fund may purchase warrants if, as a result, the investment (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets of which not more than 2% of the value of the Fund’s net assets may be invested in warrants not listed on the NYSE or the American Stock Exchange. The Money Market Fund may not invest in any form of warrants.

3. Mineral Exploration. The Income Fund may not invest in oil, gas, or other mineral exploration or development programs or partnerships, or leases. The Money Market Fund may not invest in oil, gas, or other mineral exploration or development programs.

4. Pledging. The Money Market Fund may not pledge, mortgage or hypothecate its assets except for emergency or extraordinary purposes.

5. Hedging. No Fund may (a) enter into forward foreign currency exchange or futures contracts or foreign currency options contracts to sell foreign currencies, except for the purpose of hedging to protect portfolio securities against the decline in the value of currency or to lock-in the dollar value of an anticipated disbursement or receipt in a foreign currency, (b) purchase and write put and call options on stock indexes, purchase and sell stock index futures and invest in interest rate futures contracts and options on interest rate futures contracts, except for the purpose of hedging or (c) enter into foreign currency futures if the aggregate margin deposits made by the Fund exceed 5% of the Fund’s total assets excluding amounts in-the-money.

6. Transactions with Affiliates. Neither the Tax-Exempt Fund nor the Income Fund may purchase from or sell to any of its officers or Trustees, or the officers or directors of GEAM, its portfolio securities.

7. Affiliate Ownership. No Fund may purchase or retain securities of any company if, to the knowledge of GEAM or the Fund’s Trustees, officers or Trustees of the Fund or officers and directors of GEAM individually own more than 1/2 of 1% of the outstanding securities of the company and together they beneficially own more than 5% of the securities.

8. Control/Management. Neither the Tax-Exempt Fund nor the Income Fund may invest in companies for the purpose of exercising control or management.

9. Real Estate. The Tax-Exempt Fund may not invest in real estate limited partnerships. The Income Fund may not purchase or sell real estate, except that the Fund may (a) engage in the purchase or sale of real estate as necessary to provide it with an office for the transaction of business, (b) invest in the securities of real estate investment trusts in an amount not to exceed 10% of the Fund’s net assets or in the securities of companies that invest or deal in real estate, mortgages or interests in real estate or mortgages and (c) invest in securities secured by real estate.

10. Options. The Money Market Fund may not purchase or sell options on securities, options on stock index futures or financial futures unless they are written by other persons and listed on a national securities or commodities exchange and any premiums on the options held by the Fund may not exceed 20% of the Fund’s total net assets.

11. Investment in the Securities of any one Issuer. Neither the Income Fund nor the Tax-Exempt Fund may purchase more than 10% of the outstanding securities of any class of issuer, treating all debt securities of an issuer as a single class for purposes of this restriction.

12. Investment in a Particular Industry. The Tax-Exempt Fund will not exclude domestic bank obligations in determining the amount of its assets which may be invested in a particular industry.

13. Name Requirement. Each of the Funds invests at least 80% of its net assets plus borrowings for investment purposes in the type of investments implied by its name. Each of these Funds will provide shareholders at least 60 days prior notice before any change in this non-fundamental policy.

Notes to Non-Fundamental Investment Restrictions

The percentage limitations in the restrictions listed above apply at the time of purchases of securities and a later increase or decrease in percentage resulting from a change in value of net assets, outstanding securities, or in any ratings, will not be deemed to result in a violation of the restriction. For purposes of non-fundamental investment restriction number 12, the Tax-Exempt Fund may use the industry classifications reflected by the Directory of Companies Required to File Annual Reports with the SEC, Bloomberg Inc. and the S&P 500® Index. In addition, the Tax-Exempt Fund may select its own industry classifications, provided such classifications are reasonable.

This Supplement should be retained with your SAI for future reference.